SHARE-BASED COMPENSATION (Details) - Schedule of Share-Based Compensation Plans (Parentheticals)	3 Months Ended
Mar. 31, 2022
Stock options and RSU to eligible Employees, Officers, Directors and external consultants [Member]
SHARE-BASED COMPENSATION (Details) - Schedule of Share-Based Compensation Plans (Parentheticals) [Line Items]
Percentage of share-based compensation available for issuance	15.00%